Revenues and Long-Lived Assets by Geographical Area (Detail) - USD ($) $ in Thousands	3 Months Ended																12 Months Ended
	Dec. 31, 2019		Sep. 30, 2019	[1]	Jun. 30, 2019	[1]	Mar. 31, 2019	[1]	Dec. 31, 2018		Sep. 30, 2018	[1]	Jun. 30, 2018	[1]	Mar. 31, 2018	[1]	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Geographic Area Information [Line Items]
Revenues	$ 1,072,315	[1]	$ 1,394,915		$ 1,371,854		$ 931,278		$ 991,326	[1]	$ 1,296,007		$ 1,332,743		$ 926,577		$ 4,770,362	[1]	$ 4,546,653	[1],[2]	$ 4,341,955
Long-Lived Assets	1,009,431	[3]							719,227								1,009,431	[3]	719,227
United States
Geographic Area Information [Line Items]
Revenues																	4,184,206		3,981,056	[2]	3,775,729
Long-Lived Assets	808,685	[3]							549,649								808,685	[3]	549,649
Canada
Geographic Area Information [Line Items]
Revenues																	294,040		291,685	[2]	269,603
Long-Lived Assets	180,663	[3]							162,648								180,663	[3]	162,648
Latin America and Caribbean
Geographic Area Information [Line Items]
Revenues																	292,116		273,912	[2]	$ 296,623
Long-Lived Assets	$ 20,083	[3]							$ 6,930								$ 20,083	[3]	$ 6,930

[1]	Sales of residential central air conditioners, heating equipment and parts and supplies are seasonal. Demand related to the residential central air conditioning replacement market is typically highest in the second and third quarters, and demand for heating equipment is usually highest in the fourth quarter. Demand related to the new construction sectors throughout most of the markets is fairly evenly distributed throughout the year except for dependence on housing completions and related weather and economic conditions.
[2]	Effective January 1, 2018, we adopted the provisions of accounting guidance related to revenue recognition. Amounts prior to January 1, 2018 have not been adjusted and remain as originally reported for such periods. See Note 3.
[3]	Effective January 1, 2019, we adopted the provisions of accounting guidance related to leases. Amounts prior to January 1, 2019 have not been adjusted and remain as originally reported for such periods. See Note 2.